Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign
The following table presents income (loss) before income tax expense (benefit) by U.S. and foreign location in which such pre-tax income (loss) was earned or incurred:

Years Ended December 31,
(in millions)	2022	2021	2020
U.S.	$10,449	$10,600	$827
Foreign	42	654	24
Total	$10,491	$11,254	$851

Schedule of Components of Income Tax Expense (Benefit)
The following table presents the income tax expense (benefit) attributable to pre-tax income (loss):

Years Ended December 31,
(in millions)	2022	2021	2020
U.S. and Foreign components of actual income tax expense:
U.S.:
Current	$868	$1,943	$1,714
Deferred	1,150	146	(1,726)
Foreign:
Current	10	3	10
Deferred	(16)	(10)	(13)
Total	$2,012	$2,082	$(15)

Schedule of Effective Income Tax Rate Reconciliation
Our actual income tax (benefit) expense differs from the statutory U.S. federal amount computed by applying the federal income tax rate due to the following:

Years Ended December 31,	2022			2021			2020
(dollars in millions)	Pre-Tax Income (Loss)	Tax Expense/ (Benefit)	Percent of Pre-Tax Income (Loss)	Pre-Tax Income (Loss)	Tax Expense/ (Benefit)	Percent of Pre-Tax Income (Loss)	Pre-Tax Income	Tax Expense/ (Benefit)	Percent of Pre-Tax Income

U.S. federal income tax at statutory rate	$10,491	$2,203	21.0%	$11,254	$2,363	21.0%	$851	$178	21.0%
Adjustments:
Uncertain tax positions	—	2	—	—	(69)	(0.6)	—	17	2.0
Reclassifications from accumulated other comprehensive income	—	(84)	(0.7)	—	(108)	(1.0)	—	(100)	(11.8)
Noncontrolling interest	—	(67)	(0.6)	—	(197)	(1.7)	—	(47)	(5.5)
Dividends received deduction	—	(36)	(0.3)	—	(37)	(0.3)	—	(39)	(4.6)
Tax deconsolidation and separation costs	—	(104)	(1.0)	—	—	—	—	—	—
State and local income taxes	—	24	0.2	—	105	0.9	—	(4)	(0.5)
Other	—	(29)	(0.3)	—	(2)	—	—	1	0.1
Adjustments to prior year tax returns	—	(48)	(0.5)	—	(3)	—	—	(27)	(3.2)
Share based compensation payments excess tax deduction	—	(6)	(0.1)	—	4	—	—	10	1.2
Valuation allowance	—	157	1.5	—	26	0.2	—	(4)	(0.5)
Consolidated total amounts	$10,491	$2,012	19.2%	$11,254	$2,082	18.5%	$851	$(15)	(1.8)%

Schedule of Deferred Tax Assets and Liabilities
The following table presents the components of the net deferred tax assets (liabilities):

December 31,
(in millions)	2022	2021
Deferred tax assets:
Losses and tax credit carryforwards	$572	$214
Basis differences on investments	2,989	3,044
Fortitude Re funds withheld embedded derivative	—	541
Life policy reserves	1,561	2,811
Accruals not currently deductible, and other	61	2
Investments in foreign subsidiaries	—	1
Loss reserve discount	—	—
Fixed assets and intangible assets	885	1,160
Other	439	237
Employee benefits	81	—
Unrealized losses related to available for sale debt securities	4,928	—
Unearned premium reserve reduction	144	—
Market risk benefits	828	1,447
Total deferred tax assets	12,488	9,457
Deferred tax liabilities:
Employee benefits	—	(32)
Fortitude Re funds withheld embedded derivative	(863)	—
Deferred policy acquisition costs	(1,504)	(1,528)
Unrealized gains related to available for sale debt securities	—	(3,166)
Total deferred tax liabilities	(2,367)	(4,726)
Net deferred tax assets before valuation allowance	10,121	4,731
Valuation allowance	(1,752)	(169)
Net deferred tax assets (liabilities)	$8,369	$4,562

Schedule of Unrecognized Tax Benefits Roll Forward
The following table presents a reconciliation of the beginning and ending balances of the total amounts of gross unrecognized tax benefits:

Years Ended December 31,
(in millions)	2022	2021	2020
Gross unrecognized tax benefits, beginning of year	$18	$917	$1,173
Increases in tax positions for prior years	3	—	1
Decreases in tax positions for prior years	(1)	(899)	(5)
Increases in tax positions for current year	—	—	—
Settlements	—	—	(252)
Gross unrecognized tax benefits, end of year	$20	$18	$917

Summary of Income Tax Examinations	Listed below are the tax years that remain subject to examination by major tax jurisdictions:

December 31, 2022	Open Tax Years
Major Tax Jurisdiction
United States	2007-2021
United Kingdom	2021